UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



   Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fort Hill Capital LLC

Address: 2 Jericho Plaza
         Jericho, NY 11753

13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686


Signature, Place and Date of Signing:

/s/ Allen Jebsen               Jericho, New York             August 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $189,605
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

NAME OF ISSUER                     TITLE OF CLASS  CUSIP/       VALUE      SHRS OR    SH/    PUT/   INVESTMENT  OTHER   VOTING
                                                   ISIN         (X$1000)   PRN AMT    PRN    CALL   DISCRETION  MGRS   AUTHORITY

Abbott Labs. (ABT)                    Common      002824100        7,818    207,641    SH              Sole      0       Sole
Agere Systems (AGRB)                  Class B     00845V209          146     97,029    SH              Sole      0       Sole
American Express(AXP)                 Common      US0258161092       185      5,100    SH              Sole      0       Sole
American Standard (ASD)               Common      029712106        1,878     25,000    SH              Sole      0       Sole
Amvescap PLC                          ORD         GB0001282697       104     12,699    SH              Sole      0       Sole
Apple Computer Inc. (APPL)            Common      037833100        1,790    101,000    SH              Sole      0       Sole
AT&T Corp. (T)                        Common      001957109        2,430    227,100    SH              Sole      0       Sole
Charles Schwab Corp. (SCH)            Common      808513105       20,169  1,800,820    SH              Sole      0       Sole
Cisco Corp. (CSCO)                    Common      17275R102          231     16,554    SH              Sole      0       Sole
Citigroup Inc. (C)                    Common      172967101       12,049    310,930    SH              Sole      0       Sole
CMGI Inc. (CMGI)                      Common      125750109           19     40,000    SH              Sole      0       Sole
DaimlerChrysler AG (DCX)              Common      DE0007100000     6,552    135,851    SH              Sole      0       Sole
Deutsche Bank 70 calls exp 1/18/03    Option      D181909AN          635       1000          Call      Sole      0       Sole
Deutsche Bank 70 calls exp 10/19/02   Option      D181909JN          490       1000          Call      Sole      0       Sole
Deutsche Bank ADR (DB)                Common      DE0005140008     3,144     45,225    SH              Sole      0       Sole
Deutsche Bank Ord (DBKNF)             ORD         DE0005140008     5,443     77,943    SH              Sole      0       Sole
Doubleclick, Inc. (DCLK)              Common      258609304          471     65,000    SH              Sole      0       Sole
Drugstore.com                         Common      2622411021       3,403  1,265,000    SH              Sole      0       Sole
Estee Lauder Cos. Inc. CL A           Class A     518439104        3,612    102,600    SH              Sole      0       Sole
Ford Motor Co. Capital Trust          Preferred   345395206         4500      80000    SH              Sole      0       Sole
General Electric Co.(GE)              Common      369604103          872      30000    SH              Sole      0       Sole
Goldman Sachs Group, Inc.             Common      38141G104       70,269    957,995    SH              Sole      0       Sole
Intel Corp. (INTC)                    Common      458140100          592     32,400    SH              Sole      0       Sole
Intl. Business Machs Corp. (IBM)      Common      459200100          511      7,104    SH              Sole      0       Sole
Johnson & Johnson                     Common      US4781601046       205      3,924    SH              Sole      0       Sole
Kimberly-Clark(KMB)                   Common      494368103        2,480     40,000    SH              Sole      0       Sole
Lilly, Eli & Co. (LLY)                Common      532457108        2,426     43,009    SH              Sole      0       Sole
Lucent Technologies Inc. (LU)         Common      549463107          604    363,632    SH              Sole      0       Sole
Merck  Co. Inc. (MRK)                 Common      589331107        1,980     39,100    SH              Sole      0       Sole
Merrill Lynch & Co. Inc. (MER)        Common      590188108        1,125     27,780    SH              Sole      0       Sole
Morgan Stnly Dean Witter (MWD)        Common      617446448          173      4,027    SH              Sole      0       Sole
Motorola Inc. (MOT)                   Common      620076109        1,992    138,150    SH              Sole      0       Sole
Multex.Com                            Common      625367107           41     10,000    SH              Sole      0       Sole
Netro (NTRO)                          Common      64114R109           68     30,000    SH              Sole      0       Sole
Nokia Corp. Spon Adr (NOK)            ADR         654902204        1,897    131,000    SH              Sole      0       Sole
Openwave Sys Inc. (OPWV)              Common      683718100           73     12,941    SH              Sole      0       Sole
PeoplePc Inc.(PEOP)                   Common      US7097761081        96  4,786,100    SH              Sole      0       Sole
Pfizer (PFE)                          Common      717081103        1,050     30,000    SH              Sole      0       Sole
Philip Morris Cos. Inc. (MO)          Common      718154107        2,228     51,000    SH              Sole      0       Sole
RCN Corp. (RCNC)                      Common      749361101        4,356  3,179,200    SH              Sole      0       Sole
Schwab 10 calls exp 1/18/03           Option      8085139AB          218       1000          Call      Sole      0       Sole
Schwab 12.5 calls exp 1/18/03         Option      8085139AV           64        500          Call      Sole      0       Sole
Sony(SNE)                             ADR         US8356993076     5,593    105,332    SH              Sole      0       Sole
Steinway Musical Instruments (LVB)    Common      858495104       12,153    567,880    SH              Sole      0       Sole
Sun Microsystems Inc.(SUNW)           Common      866810104          140     28,000    SH              Sole      0       Sole
Texas Instruments Inc. (TXN)          Common      882508104        1,645     69,400    SH              Sole      0       Sole
Viacom Inc. (VIA/B)                   Class B     925524308        1,685     37,975    SH              Sole      0       Sole
                                                                 189,605


02749.0001 #343617